Deposit Liabilities (Schedule of Maturities For Total Time Deposits) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Maturities For Total Time Deposits [Line Items]
Time Deposits	$ 29,774	$ 31,051
One year or less [Member]
Schedule of Maturities For Total Time Deposits [Line Items]
Time Deposits	16,313
Two years or less [Member]
Schedule of Maturities For Total Time Deposits [Line Items]
Time Deposits	8,800
Three years or less [Member]
Schedule of Maturities For Total Time Deposits [Line Items]
Time Deposits	3,068
Four years or less [Member]
Schedule of Maturities For Total Time Deposits [Line Items]
Time Deposits	695
Five years or less [Member]
Schedule of Maturities For Total Time Deposits [Line Items]
Time Deposits	$ 898